                  OPPENHEIMER MULTIPLE STRATEGIES FUND
                 Supplement dated January 2, 2003 to the
                  Statement of Additional Information
                        dated November 22, 2002

1.    Effective  December 31, 2002,  Mr. Leon Levy resigned as a Trustee of the Fund and Mr.
   Clayton  Yeutter  was  elected  as  Chairman  of the  Board,  effective  January 1, 2003.
   Therefore,  the Statement of Additional  Information is revised by deleting the biography for  Mr.  Levy on  page  46 and by  adding  the  following  to Mr.  Yeutter's  biography:
   "Chairman of the Board of Trustees."

2.    In the  Trustee  compensation  table on page 51,  the  title of  "Chairman"  after Mr.
   Levy's name is deleted and the title of  "Chairman"  is added after Mr.  Yeutter's  name.
   In addition,  the following footnote is added following Mr. Levy's name and following Mr.
   Yeutter's name:

            7. Effective  January 1, 2003,  Clayton Yeutter became Chairman of the
           Board of  Trustees  of the Board I Funds  upon the  retirement  of Leon
           Levy.

January 2, 2003                                             PX0240.012